Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risks - Offsetting Derivative Instruments (Details) - USD ($) $ in Millions	Nov. 30, 2022	Nov. 30, 2021
Assets
Gross Amounts	$ 1	$ 1
Gross Amounts Offset in the Balance Sheet	0	0
Total Net Amounts Presented in the Balance Sheet	1	1
Gross Amounts not Offset in the Balance Sheet	0	0
Net Amounts	1	1
Liabilities
Gross Amounts	0	13
Gross Amounts Offset in the Balance Sheet	0	0
Total Net Amounts Presented in the Balance Sheet	0	13
Gross Amounts not Offset in the Balance Sheet	0	0
Net Amounts	$ 0	$ 13